Revenue (Tables)	6 Months Ended
Jun. 30, 2021
Revenue from Contract with Customer [Abstract]
Disaggregation of Revenue
The following table contains a breakdown of the Company's revenue by contract type for the three and six months ended June 30, 2021 and June 30, 2020. All revenue is part of the Company's tanker segment, except for revenue for the non-US portion of the STS support services and LNG terminal management, consultancy, procurement, and other related services, which are part of the Company's previously existing STS transfer segment (see note 4). The Company’s lease income consists of the revenue from its voyage charters and time-charters.

	Three Months Ended June 31,		Six Months Ended June 30,
	2021	2020	2021	2020
	$	$	$	$
Voyage charter revenues
Suezmax	61,794	93,985	117,737	251,705
Aframax	23,544	59,369	50,613	131,833
LR2	16,518	27,873	33,667	76,659
Full service lightering	12,142	26,699	24,182	65,207
Total	113,998	207,926	226,199	525,404

Time-charter revenues
Suezmax	955	31,000	20,390	46,567
Aframax	5,292	2,158	11,532	2,158
LR2	818	1,828	3,428	1,828
Total	7,065	34,986	35,350	50,553

Other revenues
Ship-to-ship support services	1,131	1,123	2,101	7,842
Vessel management	1,226	1,848	2,519	4,201
LNG terminal management, consultancy, procurement and other	—	609	—	392
Total	2,357	3,580	4,620	12,435

Total revenues	123,420	246,492	266,169	588,392